Note 12 - Stockholders' Equity and Stock-based Compensation - Additional Information Related to Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note 12 - Stockholders' Equity and Stock-based Compensation - Additional Information Related to Stock Options (Details)
Balance, outstanding (in shares)	689,209	785,890	890,341
Total outstanding, weighted average exercise price (in dollars per share)	$ 37.78
Total outstanding, weighted average remaining contractual life (Year)	4 years 9 months 18 days	5 years 6 months
Total outstanding, aggregate intrinsic value	$ 0	$ 1,071
Options granted, number of shares (in shares)	0	20,000	10,000
Granted, option price per share (in dollars per share)	$ 0		$ 24.50
Options granted, weighted average grant date fair value (in dollars per share)	$ 0	$ 4.91	$ 15.23
Options exercised, number of shares (in shares)	(5,000)	(86,900)	(70,086)
Exercised, option price per share (in dollars per share)	$ 3.10	$ 3.10	$ 3.10
Options cancelled, number of shares (in shares)	(10,000)
Options cancelled, weighted average exercise price (in dollars per share)	$ 6.79
Options forfeited, number of shares (in shares)	(140,889)
Options forfeited, weighted average exercise price (in dollars per share)	$ 50.43
Balance, outstanding (in shares)	533,320	689,209	785,890
Total outstanding, weighted average exercise price (in dollars per share)	$ 35.34	$ 37.78
Options exercisable and vested, number of shares (in shares)	484,323
Options exercisable and vested, weighted average exercise price (in dollars per share)	$ 37.54
Options exercisable and vested, weighted average remaining contractual life (Year)	4 years 9 months 18 days
Options exercisable and vested, aggregate intrinsic value	$ 0